UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/21

Item 1.  Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT
Franklin ETF Trust
September 30, 2021
Franklin Equity Portfolio Fund Franklin Fixed Income Portfolio Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
Contents
Semiannual Report
Franklin Equity Portfolio Fund 2
Franklin Fixed Income Portfolio Fund 7
Financial Highlights and Statements of Investments 12
Financial Statements 16
Notes to Financial Statements 19
Tax Information 26
Shareholder Information 27
Visit franklintempleton.com for fund updates
and documents, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Franklin Equity Portfolio Fund
This semiannual report for Franklin Equity Portfolio Fund
covers the period ended September 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to achieve its investment goal of long-term
capital appreciation by investing primarily in other Franklin
Templeton and Legg Mason mutual funds and exchange-
traded funds (ETFs) and third-party ETFs (together, the
“underlying funds”). Through the Fund’s investments in the
underlying funds, the Fund normally invests at least 80% of
its net assets in equity securities and other instruments that have economic characteristics similar to equity securities.
Performance Overview
During the six-month period, the Fund posted a +7.13%
cumulative total return. In comparison, the MSCI All Country
World Index (ACWI)-NR, which measures the performance
of global developed and emerging equity markets, posted
a +6.26% cumulative total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR,
posted a +6.26% total return for the six months ended
September 30, 2021.
1
Global equities benefited from the
continued progress of vaccination programs for COVID-19,
solid economic growth, and a rebound in global trade.
However, the Chinese government’s imposition of additional
restrictions on some businesses pressured Asian and global
emerging market stocks. The combination of increased
consumer demand and persistent supply chain disruptions
contributed to higher inflation in many countries. Additionally, the spread of the highly contagious Delta variant, which
caused COVID-19 cases to rise even in some intensively
vaccinated areas, pressured global equities during the six-
month period.
In the U.S., the economy continued to recover amid declining unemployment, solid wage growth and high business
confidence. GDP growth was robust, as strong consumer
spending, driven by a surge in consumer demand, supported
the economy. A rebound in corporate earnings and the U.S.
Senate’s passage of a bipartisan infrastructure bill further bolstered investor sentiment. The U.S. Federal Reserve
(Fed) kept the federal funds target rate at a record-low
range of 0.00%–0.25% and continued its program of open-
ended U.S. Treasury and mortgage bond purchases to help
keep markets functioning. In its September 2021 meeting
statement, the Fed indicated that it plans to soon reduce its purchases of U.S. Treasury and mortgage-backed securities
but declined to provide a timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would
consider raising the range for the federal funds target rate.
The eurozone economy showed signs of recovery, as
quarter-over-quarter GDP increased in the second quarter of
2021 after contracting for the previous two quarters. Most of the eurozone’s largest economies posted improving growth
rates, as increased vaccination rates helped consumer
activity return to pre-pandemic levels. The fastest rate of
business activity growth in more than a decade also helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +5.75% total return for
the six months under review.
1
However, in September 2021,
the annual inflation rate in the eurozone reached the highest level in 13 years, and the prospect of energy shortages as
winter approaches tempered investor optimism.
Portfolio Composition
9/30/21
% of Total
Net Assets
Domestic Equity 65.3%
Foreign Equity 33.5%
Short-Term Investments & Other Net Assets 1.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
13
.

Franklin Equity Portfolio Fund

franklintempleton.com
Semiannual Report
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted a
-2.48% total return for the six-month period.
1
Although China
continued to grow, its economy was pressured by higher
commodity prices, increased fuel costs and production
disruption caused by government-mandated suspensions of
power use. Asian equity markets experienced heightened
volatility due to inflation concerns and rising COVID-19
infection rates in some countries. Unexpected regulatory
changes by the Chinese government, which negatively
impacted education- and technology-related businesses,
and concerns about a large property developer’s solvency
pressured Asian stocks late in the six-month period.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -3.45% total return
for the six months under review.
1
Higher COVID-19 cases in
some countries, limited vaccine rollouts and concerns about
rising interest rates and elevated inflation dampened investor enthusiasm in global emerging market equities. Investor
concerns that problems in China’s highly indebted property
development sector could affect other emerging markets
further hurt returns.
Investment Strategy
The Fund primarily invests in underlying funds that provide
exposure to U.S. and international equity securities,
including emerging markets securities, of any market
capitalization. In choosing underlying funds, we consider the underlying funds’ foreign and domestic exposure and market
capitalization ranges. In addition, we evaluate the risk level of each underlying fund by analyzing factors such as: (a)
the underlying fund’s performance, including comparative
performance against its benchmark indices and its
Morningstar peer group, (b) the correlation of the underlying fund’s performance with other underlying funds and their
corresponding benchmark indices, and (c) volatility.
Manager’s Discussion
Franklin Equity Portfolio Fund pursues an objective of long-
term capital appreciation, while providing diversified equity exposures across capitalization sizes and investment styles.
The Fund’s performance can be attributed to its allocation
among domestic and foreign equity securities and to the
actual performance of the underlying funds’ investments.
At period-end, Franklin Equity Portfolio Fund allocated
65.3% of total net assets to domestic equity and 33.5% to
foreign equity. The Fund was diversified across capitalization sizes as the Fund’s managers sought to achieve a core
investment style, having characteristics of both growth and
value. Franklin U.S. Core Equity (IU) Fund, which seeks
to outperform the Russell 1000
®
benchmark by utilizing a
blended fundamental and quantitative approach, was the
largest equity underlying fund allocation at 65.3%.
2
Franklin
International Core Equity (IU) Fund was the second largest
equity underlying fund allocation at 19.9%, and Franklin
Emerging Market Core Equity (IU) Fund had an allocation of
11.6%.
Thank you for your participation in Franklin Equity Portfolio
Fund. We look forward to serving your future investment
needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Fund Holdings
9/30/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 65.3%
Franklin International Core Equity (IU) Fund 19.9%
Franklin Emerging Market Core Equity (IU) Fund 11.6%
Franklin FTSE Japan ETF 2.0%
CFA
®
is a trademark owned by CFA Institute .
2. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company. Russell 1000
®
Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000
®
Index, which represents the
majority of the U.S. market’s total capitalization.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of September 30, 2021
Franklin Equity Portfolio Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9 /30 /21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
6-Month +7.13% +7.13%
1-Year +26.00% +26.00%
Since Inception (7/15/20) +28.14% +22.72%
See page 5 for Performance Summary footnotes.

Franklin Equity Portfolio Fund
Performance Summary

franklintempleton.com
Semiannual Report
All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, the Fund’s ability to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals, and the Fund indirectly bears the fees and expenses of the underlying funds. The Fund’s investments in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities.
The market values of securities or other investments owned by the Fund will fluctuate, sometimes rapidly or unpredictably, due to factors affecting individual companies, particular industries or sectors, or market activity or other results of supply and demand unrelated to the issuer. Securities issued by small and mid-capitalization companies may be more volatile in price than larger company securities and may involve additional risks. Large companies may underperform relative to small and mid-capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technol-
ogy and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. U.S. securities can be volatile in response to various forces including political and economic events, federal and state budget deficits; unpredictabil-
ity of U.S. legislation on financial reform, health care, tax reform and infrastructure; risks of “trade wars;” and persistently low interest rates. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with internal and external political and economic develop-
ments, trading practices, availability of information, limited markets, and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction and fee waiver; without these waivers, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(4/1/21–9/30/21)
Net Investment
Income
$0.0517
Total Annual Operating Expenses
4
With Fee
Waiver
Without Fee
Waiver
0.50% 12.83%

Your Fund’s Expenses
Franklin Equity Portfolio Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, and other Fund expenses, if applicable. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,071.30 $2.58 $1,022.58 $2.52 0.50%

franklintempleton.com
Semiannual Report
Franklin Fixed Income Portfolio Fund
This semiannual report for Franklin Fixed Income Portfolio
Fund covers the period ended September 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks current income with long-term capital
appreciation as a secondary goal, by investing primarily in
other Franklin Templeton and Legg Mason mutual funds
and exchange-traded funds (ETFs) and third-party ETFs
(together, the “underlying funds”). Through the Fund’s
investments in the underlying funds, the Fund normally
invests at least 80% of its net assets in fixed income
securities and other instruments that have economic
characteristics similar to fixed income securities.
Performance Overview
During the six-month period, the Fund posted a +1.64%
cumulative total return. In comparison, the Bloomberg U.S.
Aggregate Bond Index, the Fund’s primary benchmark,
which measures the performance of the investment-
grade, U.S. dollar-denominated, fixed-rate taxable bond
market, posted a +1.88% cumulative total return for the
same period.
1
Also for comparison, the Fund’s secondary
benchmark, the Bloomberg Global Aggregate Bond Index,
which measures the performance of the global investment-
grade, fixed-rate bond markets, posted a +0.42% cumulative
total return for the same period.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 9 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a +1.88% total return for
the six months ended September 30, 2021.
1
The inflation
rate was elevated during the period amid high demand and
supply-chain bottlenecks, with the price pressures coming
principally from the areas most impacted by shutdowns
related to the novel coronavirus (COVID-19) pandemic,
such as used vehicles, airfares, semiconductors and energy.
However, investors’ inflation expectations were relatively
stable, and a widely-used measure indicated that markets
anticipated inflation will moderate. Longer-term bonds
generally outperformed shorter-term bonds, as the yield
curve (a measure of the difference between long-term and
short-term bond yields) flattened slightly.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended U.S. Treasury and mortgage bond purchasing. In
its September 2021 meeting statement, the Fed indicated
that it soon plans to reduce its purchases of U.S. Treasury
and mortgage-backed securities but declined to provide a
timetable. The Fed also maintained that it views inflation as partially transitory, and that further employment progress
was needed before the Fed would consider raising the range
for the federal funds target rate.
U.S. Treasury bonds, as measured by the Bloomberg U.S.
Treasury Index, posted a +1.83% total return for the six-
month period.
1
The 10-year U.S. Treasury yield (which
moves inversely to price) declined amid an increase in novel coronavirus (COVID-19) cases as the Delta variant spread.
Mortgage-backed securities (MBS), as measured by the
Bloomberg MBS Index, posted a +0.43% total return for the
period, helped by ongoing Fed support.
1
Corporate bonds followed a similar trajectory as U.S.
Treasuries, but benefited from a continued decline in
spreads (the difference in yields between government and
corporate bonds) amid an increase in investors’ appetite
for risk. High-yield corporate bonds, as represented by the
Bloomberg U.S. Corporate High Yield Bond Index, posted
a +3.65% total return, while investment-grade corporate
bonds, as represented by the Bloomberg U.S. Corporate
Bond Index, posted a +3.54% total return.
1
Portfolio Composition
9/30/21
% of Total
Net Assets
Domestic Fixed Income 95.6%
Short-Term Investments & Other Net Assets 4.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Franklin Fixed Income Portfolio Fund

franklintempleton.com
Semiannual Report
Investment Strategy
The Fund primarily invests in underlying funds that provide
exposure to U.S. and international fixed income securities,
including emerging markets securities, of any maturity
or duration, including government debt, corporate debt,
municipal securities and mortgage-backed and asset-backed
securities (including those that are issued on a when-issued or delayed delivery basis). Certain underlying funds may
hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In addition, some
underlying funds may have exposure to certain derivative
instruments.
In choosing underlying funds, we consider the underlying
funds’ foreign and domestic exposure, duration and maturity.
In addition, we evaluate the risk level of each underlying
fund by analyzing factors such as: (a) the underlying fund’s performance, including comparative performance against its
benchmark indices and its Morningstar peer group, (b) the
correlation of the underlying fund’s performance with other
underlying funds and their corresponding benchmark indices,
and (c) volatility.
Manager’s Discussion
Franklin Fixed Income Portfolio Fund pursues an objective
of current income and long-term capital appreciation as a
secondary goal, while providing diversified fixed income
exposures across rates and credit sectors. The Fund’s
performance can be attributed to its allocation among fixed
income securities and to the actual performance of the
underlying funds’ investments.
At period-end, Franklin Fixed Income Portfolio Fund
allocated 95.6% of total net assets to domestic fixed income and had no foreign fixed income holdings. Franklin Liberty
U.S. Core Bond ETF, which seeks to obtain broad exposure
to the Bloomberg U.S. Aggregate Bond Index, was the
largest position with an allocation of 58.7%. Franklin Liberty
Investment Grade Corporate ETF was the second largest
position with an allocation of 9.5%, and Franklin Liberty
Short Duration U.S. Government ETF was the third largest
position with an allocation of 7.7%.
Thank you for your participation in Franklin Fixed Income
Portfolio Fund. We look forward to serving your future
investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Fund Holdings
9/30/21
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 58.7%
Franklin Liberty Investment Grade Corporate
ETF 9.5%
Franklin Liberty Short Duration U.S. Government
ETF 7.7%
Franklin Liberty Federal Tax-Free Bond ETF 5.5%
Franklin Liberty U.S. Treasury Bond ETF 4.8%
Schwab U.S. TIPS ETF 4.8%
Franklin Liberty Senior Loan ETF 2.7%
Franklin Liberty High Yield Corporate ETF 1.9%

Performance Summary as of September 30, 2021
Franklin Fixed Income Portfolio Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9 / 30 /21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
6-Month +1.64% +1.64%
1-Year -0.39% -0.39%
Since Inception (7/15/20) -0.39% -0.32%
See page 10 for Performance Summary footnotes.

Franklin Fixed Income Portfolio Fund
Performance Summary

franklintempleton.com
Semiannual Report
All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, the Fund’s ability to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals, and the Fund indirectly bears the fees and expenses of the underlying funds. The Fund’s investments in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities.
The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The prices of high-yield debt securities generally fluctu-
ate more than those of higher credit quality. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with internal and external political and economic developments, trading practices, availability of information, limited markets, and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main invest-
ment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction and fee waiver; without these waivers, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(4/1/21–9/30/21)
Net Investment
Income
$0.0985
Total Annual Operating Expenses
4
With Fee
Waiver
Without Fee
Waiver
0.57% 54.23%

Your Fund’s Expenses
Franklin Fixed Income Portfolio Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, and other Fund expenses, if applicable. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 4/1/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/1/21–9/30/21
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,016.40 $1.07 $1,024.01 $1.07 0.21%

Franklin ETF Trust
Financial Highlights
Franklin Equity Portfolio Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended
September
30, 2021
(unaudited)
Year Ended
March 31,
2021
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $11.80 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.09 0.10
Net realized and unrealized gains (losses) ................................................ 0.75 1.85
Total from investment operations ......................................................... 0.84 1.95
Less distributions from:
Net investment income ............................................................... (0.05) (0.15)
Net asset value, end of period ........................................................... $12.59 $11.80
Total return
e
........................................................................ 7.13% 19.61%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 15.41% 38.20%
Expenses net of waiver and payments by affiliates
g
........................................... 0.50% 0.50%
h
Net investment income ................................................................ 1.36% 1.30%
Supplemental data
Net assets, end of period (000’s) ......................................................... $387 $347
Portfolio turnover rate ................................................................. 8.97% 81.63%
a
For the period July 15, 2020 (effective date) to March 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.00% for the period ended September 30, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin ETF Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Equity Portfolio Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Domestic Equity 65.3%
a
Franklin U.S. Core Equity (IU) Fund ..................................... 17,152 $ 252,643
Foreign Equity 33.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,902 44,796
a
Franklin FTSE Japan ETF ............................................. 243 7,506
a
Franklin International Core Equity (IU) Fund ............................... 6,022 77,082
129,384
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $318,704)
382,027
a a a a
Short Term Investments 0.4%
a
Money Market Funds 0.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 1,666 1,666
Total Money Market Funds (Cost $1,666) .......................................
1,666
Total Short Term Investments (Cost $1,666 ) ....................................
1,666
a
Total Investments (Cost $320,370) 99.2% .......................................
$383,693
Other Assets, less Liabilities 0.8% .............................................
2,996
Net Assets 100.0% ...........................................................
$386,689
See Abbreviations on page 25 .
a
See Note 3(d) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin ETF Trust
Financial Highlights
Franklin Fixed Income Portfolio Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended
September
30, 2021
(unaudited)
Year Ended
March 31,
2021
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $9.66 $10.00
Income from investment operations
b
:
Net investment income
c ,d
............................................................. 0.10 0.17
Net realized and unrealized gains (losses) ................................................ 0.06 (0.37)
Total from investment operations ......................................................... 0.16 (0.20)
Less distributions from:
Net investment income ............................................................... (0.10) (0.14)
Net asset value, end of period ........................................................... $9.72 $9.66
Total return
e
........................................................................ 1.64% (2.00)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 68.45% 165.29%
Expenses net of waiver and payments by affiliates
g
........................................... 0.21% 0.21%
h
Net investment income ................................................................ 2.04% 2.39%
Supplemental data
Net assets, end of period (000’s) ......................................................... $84 $78
Portfolio turnover rate ................................................................. 10.68% 121.64%
a
For the period July 15, 2020 (effective date) to March 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.47% for the period ended September 30, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin ETF Trust
Statement of Investments (unaudited), September 30, 2021
Franklin Fixed Income Portfolio Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
95.6%
Domestic Fixed Income 95.6%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 170 $ 4,594
a
Franklin Liberty High Yield Corporate ETF ................................. 60 1,586
a
Franklin Liberty Investment Grade Corporate ETF ........................... 308 7,993
a
Franklin Liberty Senior Loan ETF ....................................... 91 2,275
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 68 6,441
a
Franklin Liberty U.S. Core Bond ETF ..................................... 1,944 49,183
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 167 4,012
Schwab U.S. TIPS ETF ............................................... 64 4,005
80,089
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $81,943)
80,089
a a a a
Short Term Investments 1.9%
a
Money Market Funds 1.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 1,579 1,579
Total Money Market Funds (Cost $1,579) .......................................
1,579
Total Short Term Investments (Cost $1,579 ) ....................................
1,579
a
Total Investments (Cost $83,522) 97.5% ........................................
$81,668
Other Assets, less Liabilities 2.5% .............................................
2,125
Net Assets 100.0% ...........................................................
$83,793
See Abbreviations on page 25 .
a
See Note 3(d) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin ETF Trust
Financial Statements
Statements of Assets and Liabilities
September 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $— $3,935
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 320,370 79,587
Value - Unaffiliated issuers ................................................. $— $4,005
Value - Non-controlled affiliates (Note 3 d ) ...................................... 383,693 77,663
Receivables:
Capital shares sold ....................................................... 245 —
Dividends .............................................................. — 142
Affiliates ............................................................... — 5,737
Other assets ............................................................. 50,874 12,742
Total assets ......................................................... 434,812 100,289
Liabilities:
Payables:
Investment securities purchased ............................................. — 1,176
Capital shares redeemed .................................................. — 245
Transfer agent fees ....................................................... 664 565
Reports to shareholders fees ............................................... 3,293 3,654
Professional fees ........................................................ 9,245 9,245
Affiliates ............................................................... 32,598 —
Accrued expenses and other liabilities .......................................... 2,323 1,611
Total liabilities ........................................................ 48,123 16,496
Net assets, at value ................................................ $386,689 $83,793
Net assets consist of:
Paid-in capital ............................................................ $320,511 $86,134
Total distributable earnings (losses) ............................................ 66,178 (2,341)
Net assets, at value ................................................ $386,689 $83,793
Shares outstanding ........................................................ 30,709 8,624
Net asset value per share ................................................... $12.59 $9.72

Franklin ETF Trust
Financial Statements
Statements of Operations
for the period ended September 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $— $98
Non-controlled affiliates (Note 3 d ) ............................................ 3,514 805
Total investment income .................................................. 3,514 903
Expenses:
Management fees (Note 3 a ) .................................................. 473 100
Transfer agent fees (Note 3 c ) ................................................. 2,250 1,629
Reports to shareholders fees ................................................. 1,805 1,805
Professional fees .......................................................... 12,587 12,678
Amortization of offering costs (Note 1d ) ......................................... 22,526 20,705
Other ................................................................... 803 801
Total expenses ........................................................ 40,444 37,718
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................ (39,501) (37,633)
Net expenses ........................................................ 943 85
Net investment income ............................................... 2,571 818
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... — 2
Non-controlled affiliates (Note 3 d ) .......................................... 816 (270)
Net realized gain (loss) ................................................. 816 (268)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... — 83
Non-controlled affiliates (Note 3 d ) .......................................... 20,881 600
Net change in unrealized appreciation (depreciation) ........................... 20,881 683
Net realized and unrealized gain (loss) ........................................... 21,697 415
Net increase (decrease) in net assets resulting from operations ......................... $24,268 $1,233

Franklin ETF Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Equity Portfolio Fund Franklin Fixed Income Portfolio Fund
Six Months Ended
September 30, 2021
(unaudited)
Year Ended
March 31, 2021
a
Six Months Ended
September 30, 2021
(unaudited)
Year Ended
March 31, 2021
a
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,571 $2,572 $818 $1,066
Net realized gain (loss) ............ 816 2,582 (268) (371)
Net change in unrealized appreciation
(depreciation) ................. 20,881 42,442 683 (2,537)
Net increase (decrease) in net
assets resulting from operations . 24,268 47,596 1,233 (1,842)
Distributions to shareholders ......... (1,489) (4,147) (780) (999)
Capital share transactions (Note 2 ) ..... 16,816 303,645 5,380 80,801
Net increase (decrease) in net
assets ..................... 39,595 347,094 5,833 77,960
Net assets:
Beginning of period ................ 347,094 — 77,960 —
End of period ..................... $386,689 $347,094 $83,793 $77,960
a
For the period July 15, 2020 (effective date) to March 31, 2021.

Franklin ETF Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin ETF Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds invest primarily in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds).
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports in which each Fund
invests is available on the U.S. Securities and Exchange
Commission (SEC) website at sec.gov. The Underlying
Funds’ shareholder reports are not covered by this report.
Effective July 15, 2020, the Trust began offering shares of
the Franklin Equity Portfolio Fund and Franklin Fixed Income
Portfolio Fund.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share as of 4 p.m. Eastern time each day the New
York Stock Exchange (NYSE) is open for trading. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. Exchange traded funds
(ETFs) listed on an exchange or on the NASDAQ National
Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
b. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and capital
gain distributions are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust. Certain Fund
specific expenses are allocated directly to the Fund that
incurred the expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
d. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.

Franklin ETF Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
a
For the period July 15, 2020 (effective date) to March 31, 2021
.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
a. Asset Allocation Fees
The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying
Funds and ETFs.
Franklin Equity Portfolio Fund
Franklin Fixed Income Portfolio
Fund
Shares Amount Shares Amount
Single Class
Six Months ended September 30, 2021
Shares sold ................................... 5,306 $67,262 1,977 $19,297
Shares issued in reinvestment of distributions .......... 114 1,437 70 682
Shares redeemed ............................... (4,115) (51,883) (1,497) (14,599)
Net increase (decrease) .......................... 1,305 $16,816 550 $5,380
Year ended March 31, 2021
a
Shares sold ................................... 44,857 $474,710 10,891 $108,996
Shares issued in reinvestment of distributions .......... 374 4,001 86 855
Shares redeemed ............................... (15,827) (175,066) (2,903) (29,050)
Net increase (decrease) .......................... 29,404 $303,645 8,074 $80,801
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin ETF Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
The Funds pay transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Funds reimburse Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended September 30, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust
Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the period ended September 30, 2021, were as follows:
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Transfer agent fees ........................ $1,673 $1,244
3. Transactions with Affiliates
(continued)

Franklin ETF Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding acquired fund fees and expenses and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each of the Funds does not exceed 0.50% and 0.40%, respectively, based on the average net assets of each Fund until July 31, 2022.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Equity Portfolio Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 42,092 $ 8,720 $ (2,915) $ 16 $ (3,117) $ 44,796 3,902 $ 588
Franklin FTSE Japan ETF ..... 6,508 1,250 (364) (9) 121 7,506 243 96
Franklin International Core Equity
(IU) Fund ................ 66,723 14,414 (6,824) 298 2,471 77,082 6,022 1,290
Franklin U.S. Core Equity (IU) Fund 228,539 25,584 (23,397) 511 21,406 252,643 17,152 1,540
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 1,429 51,493 (51,256) — — 1,666 1,666 —
Total Non-Controlled Affiliates $345,291 $101,461 $(84,756) $816 $20,881 $383,693 $3,514
Total Affiliated Securities .... $345,291 $101,461 $(84,756) $816 $20,881 $383,693 $3,514
Franklin Fixed Income Portfolio Fund
Non-Controlled Affiliates
Franklin Liberty Federal Tax-Free
Bond ETF ................ 4,514 519 (462) (4) 27 4,594 170 40
Franklin Liberty High Yield
Corporate ETF ............ 1,471 266 (159) (1) 9 1,586 60 38
Franklin Liberty Investment Grade
Corporate ETF ............ 7,372 940 (441) (18) 140 7,993 308 106
Franklin Liberty Senior Loan ETF 2,235 276 (250) (2) 16 2,275 91 42
Franklin Liberty Short Duration U.S.
Government ETF ........... 5,997 951 (476) (4) (27) 6,441 68 29
Franklin Liberty U.S. Core Bond
ETF .................... 46,180 8,692 (5,863) (224) 398 49,183 1,944 516
Franklin Liberty U.S. Treasury Bond
ETF .................... 3,725 604 (337) (17) 37 4,012 167 34
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 536 20,162 (19,119) — — 1,579 1,579 —
Total Non-Controlled Affiliates $72,030 $32,410 $(27,107) $(270) $600 $77,663 $805
Total Affiliated Securities .... $72,030 $32,410 $(27,107) $(270) $600 $77,663 $805
3. Transactions with Affiliates
(continued)
d. Investments in FT Underlying Funds
(continued)

Franklin ETF Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended September 30, 2021, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At March 31, 2021, the capital loss carryforwards were as follows:
At September 30, 2021, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.
6. Investment Transactions
Purchases and sales (excluding short term securities) for the period ended September 30, 2021, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 129
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
a a a
Cost of investments ....................... $321,692 $84,173
Unrealized appreciation ..................... $63,343 $118
Unrealized depreciation ..................... (1,342) (2,623)
Net unrealized appreciation (depreciation) ....... $62,001 $(2,505)
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Purchases .............................. $49,968 $12,685
Sales .................................. $33,500 $8,237

Franklin ETF Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended September 30, 2021, the
Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2021, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin ETF Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund

Franklin ETF Trust
Tax Information (unaudited)

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Annual Report
Under Section 853 of the Internal Revenue Code, the Franklin Equity Portfolio Fund intends to elect to pass through to their shareholders $210 of foreign taxes paid and $2,606 of foreign source income earned by the fund, or amounts as finally determined, during the fiscal year ended March 31, 2021.

Franklin ETF Trust
Shareholder Information

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Semiannual Report
Liquidity Risk Management Program –
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin ETF Trust
Shareholder Information

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Semiannual Report
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FPF S 11/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin ETF Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

A Series of Franklin ETF Trust

September 30, 2021

Contents
Semiannual Report
Franklin Liberty Short Duration U.S. Government ETF . .	2
Performance Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4
Your Fund’s Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6
Financial Highlights and Statement of Investments . . . . . .	7
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .	19
Shareholder Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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1

SEMIANNUAL REPORT

Franklin Liberty Short Duration U.S. Government ETF

This semiannual report for Franklin Liberty Short Duration U.S. Government ETF covers the period ended September 30, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preserva- tion of capital, by normally investing at least 80% of its net assets in securities issued or guaranteed by the U.S. govern- ment, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of -0.02% based on market price and -0.09% based on net asset value. In comparison, the Bloomberg U.S. Government Index: 1-3 Year Component, which includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures with at least one year up to, but not including, three years to final maturity, posted a +0.03% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg

U.S. Aggregate Bond Index, posted a +1.88% total return for the six months ended September 30, 2021.2 The inflation rate was elevated during the period amid high demand and supply-chain bottlenecks, with the price pressures coming principally from the areas most impacted by shutdowns related to the novel coronavirus (COVID-19) pandemic, such

Portfolio Composition* 9/30/21

% of Total
Net Assets

MBS ARMs	36.30%

MBS Fixed Rate	36.25%

U.S. Agencies	2.74%

U.S. Treasuries	25.10%

TIPS	0%

Short-Term Investments & Other Net Assets	-0.40%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

as used vehicles, airfares, semiconductors and energy. How- ever, investors’ inflation expectations were relatively stable, and a widely-used measure indicated that markets antici- pated inflation will moderate. Longer-term bonds generally outperformed shorter-term bonds, as the yield curve (a mea- sure of the difference between long-term and short-term bond yields) flattened slightly.

In an effort to support the economy, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25%. The Fed also maintained quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open-ended U.S. Treasury and mortgage bond purchasing. In its September 2021 meeting statement, the Fed indicated that it soon plans to reduce its purchases of U.S. Treasury and mortgage-backed securities but declined to provide a timeta- ble. The Fed also maintained that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising the range for the federal funds target rate.

U.S. Treasury bonds, as measured by the Bloomberg U.S. Treasury Index, posted a +1.83% total return for the six-month period.2 The 10-year U.S. Treasury yield (which moves inversely to price) declined amid an increase in novel coronavirus (COVID-19) cases as the Delta variant spread.

1.Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2.Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 8.

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F R A N K L I N L I B E R T Y S H O R T D U R AT I O N U . S . G O V E R N M E N T E T F

Mortgage-backed securities (MBS), as measured by the Bloomberg MBS Index, posted a +0.43% total return for the period, helped by ongoing Fed support.2

Corporate bonds followed a similar trajectory as

U.S. Treasuries, but benefited from a continued decline in spreads (the difference in yields between government and corporate bonds) amid an increase in investors’ appetite for risk. High-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a +3.65% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a +3.54% total return.2

Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund currently targets an estimated portfolio duration of three years or less. The Fund generally invests 50%–80% of its assets in mortgage securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including adjustable rate mortgage securities (ARMs) and collateral- ized mortgage obligations (CMOs). The Fund also invests in direct U.S. government obligations (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures. To pursue its investment goal, the Fund may invest in certain interest rate-related derivatives, principally U.S. Treasury futures contracts and options on interest rate/ bond futures. The use of these derivatives may allow the Fund to obtain net long or short exposures to selected inter- est rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other portfolio invest- ments and to manage the duration of the Fund’s portfolio. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of port- folio turnover than funds that seek to replicate the performance of an index.

Manager’s Discussion

The six-month period ending September 30, 2021, was char- acterized by a rise in yields for Treasuries with maturities less than 5 years, a drop in yields for Treasuries with maturities more than 5 years, and some widening of spreads for agency fixed-rate mortgage-backed securities (MBS) and agency col- lateralized mortgage obligations (CMO). The Fund’s yield curve exposure was the largest positive contributor to performance versus the benchmark. The Fund was posi- tioned with less duration than the benchmark overall, but with more exposure than the benchmark beyond the two-year point on the yield curve. The outperformance due to yield curve exposure was largely offset by the impact of spread widening in the Fund’s exposure to MBS and CMOs. The Fund’s exposure to other mortgage-related sectors – multi- family agency MBS and agency ARM securities – had a negligible impact on performance over the period.

The Fund invested in U.S. Treasuries, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest- rate risk government bond markets with a focus on high current income. We used U.S. Treasury futures and options on U.S. Treasury futures for duration and convexity manage- ment. Over the period, the futures and options positions had a net realized loss.

Thank you for your participation in Franklin Liberty Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Patrick A. Klein, Ph.D.

Paul Varunok

Neil Dhruv

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2021, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic condi- tions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, coun- try, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their complete- ness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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F R A N K L I N L I B E R T Y S H O R T D U R AT I O N U . S . G O V E R N M E N T E T F

Performance Summary as of September 30, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The per- formance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been rein- vested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for oper- ating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/211

	Cumulative Total Return2		Average Annual Total Return2
	Based on	Based on	Based on	Based on
	NAV3	market price4	NAV3	market price4

6-Month	-0.09%	-0.02%	-0.09%	-0.02%

1-Year	+0.04%	-0.03%	+0.04%	-0.03%

5-Year	+7.81%	+7.60%	+1.51%	+1.48%

Since Inception (11/4/13)	+10.77%	+10.45%	+1.30%	+1.26%

		30-Day Standardized Yield6

Distribution Rate5		(with fee waiver) (without fee waiver)

0.90%		0.40%	0.29%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes

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F R A N K L I N L I B E R T Y S H O R T D U R AT I O N U . S . G O V E R N M E N T E T F

P E R F O R M A N C E S U M M A R Y

Distributions (4/1/21–9/30/21)

Net Investment

Income

$0.441950

Total Annual Operating Expenses7

0.25%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a discussion of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1.The Fund has a fee waiver and/or an expense reimbursement contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2.Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3.Assumes reinvestment of distributions based on net asset value.

4.Assumes reinvestment of distributions based on market price.

5.Distribution rate is based on an annualization of the 7.136 cent per share September dividend and the NAV of $94.71 per share on 9/30/21.

6.The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7.Figures are effective as of October 1, 2021 (as stated in the Fund’s prospectus supplement dated October 1, 2021) and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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F R A N K L I N L I B E R T Y S H O R T D U R AT I O N U . S . G O V E R N M E N T E T F

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 invest- ment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “End- ing Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, com- pare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual	Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 4/1/21	Value 9/30/21	4/1/21–9/30/211,2	Value 9/30/21	4/1/21–9/30/211,2	Expense Ratio2
$1,000	$999.08	$1.25	$1,023.82	$1.27	0.25%

1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2.Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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F R A N K LI N E T F T R U S T

Financial Highlights

Franklin Liberty Short Duration U.S. Government ETF

	Six Months Ended		Year Ended March 31,				Year Ended May 31,
	September 30, 2021
	(unaudited)	2021	2020	2019	2018a	2017	2016
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of
period . . . . . . . . . . . . . . . . . . . . . . . . .	$95.24	$94.84	$94.40	$95.18	$96.75	$97.83	$99.03

Income from investment operationsb:
Net investment incomec . . . . . . . . . . .	0.21	0.79	2.11	1.95	1.17	1.02	0.72
Net realized and unrealized gains
(losses) . . . . . . . . . . . . . . . . . . . . . . .	(0.30)	0.89	0.85	(0.03)	(0.89)	(0.08)	(0.39)

Total from investment operations . . . .	(0.09)	1.68	2.96	1.92	0.28	0.94	0.33

Less distributions from net investment
income . . . . . . . . . . . . . . . . . . . . . . . . .	(0.44)	(1.28)	(2.52)	(2.70)	(1.85)	(2.02)	(1.53)

Net asset value, end of period . . . . . . .	$94.71	$95.24	$94.84	$94.40	$95.18	$96.75	$97.83

Total returnd . . . . . . . . . . . . . . . . . . . . .	(0.09)%	1.77%	3.18%	2.04%	0.30%	0.97%	0.34%
Ratios to average net assetse
Expenses before waiver and
payments by affiliates . . . . . . . . . . . .	0.35%	0.37%	0.43%	0.44%	0.50%	0.39%	0.40%
Expenses net of waiver and payments
by affiliates . . . . . . . . . . . . . . . . . . . . .	0.25%f	0.24%	0.23%	0.25%f	0.27%f	0.30%f	0.30%f
Net investment income . . . . . . . . . . . . .	0.44%	0.82%	2.23%	2.06%	1.47%	1.05%	0.73%
Supplemental data
Net assets, end of period (000’s) . . . .	$476,024	$435,827	$187,395	$125,177	$164,279	$169,406	$183,521
Portfolio turnover rateg . . . . . . . . . . . . .	49.47%	210.16%	169.35%	104.49%	103.43%	134.97%	145.14%
Portfolio turnover rate excluding
mortgage dollar rollsg,h . . . . . . . . . . . .	29.73%	189.55%	105.08%	64.69%	68.15%	75.90%	62.17%

aFor the period June 1, 2017 to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of creation unit Fund shares in relation to income earned, adjustments to interest income for the inflation index bonds, and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any. fBenefit of expense reduction rounds to less than 0.01%.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”). hSee Note 1(d) regarding mortgage dollar rolls.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report

7

F R A N K LI N E T F T R U S T

Statement of Investments, September 30, 2021 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

	Principal Amount	Value
U.S. Government and Agency Securities 27.8%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$23,333	$23,759
Export-Import Bank of the U.S.,
secured bond, 2.628%, 11/12/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,426,130	1,494,284
senior secured bond, 1.90%, 7/12/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,630,265	1,659,072
Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22 . . . . . . . . . . . . . .	1,250,000	1,263,370

aKE Export Leasing LLC, 2013-A, secured note, FRN, 0.351%, (3-Month USD LIBOR + 0.23%),

2/28/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	616,226	615,485
MSN 41079 and 41084 Ltd., 1.631%, 12/14/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,464,253	1,488,204
Petroleos Mexicanos, 2.378%, 4/15/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	560,000	576,865
Reliance Industries Ltd.,
2.512%, 1/15/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	843,750	877,676
senior secured note, 2.06%, 1/15/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,125,000	1,158,826
Tayarra Ltd., 3.628%, 2/15/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	71,673	72,125
U.S. International Development Finance Corp.,
2.12%, 3/20/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	916,667	938,513
4.01%, 5/15/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,507,500	1,707,537
U.S. Treasury Note,
0.125%, 12/31/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,000,000	7,999,062
0.125%, 4/30/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,500,000	2,497,119
0.125%, 5/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,000,000	10,986,250
0.125%, 5/31/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,992,383
0.125%, 7/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,500,000	2,495,264
0.125%, 8/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,988,477
0.125%, 9/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,000,000	2,991,445
0.25%, 4/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,000,000	6,005,508
0.25%, 6/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,000,000	6,002,578
0.25%, 11/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,993,945
0.25%, 3/15/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,500,000	5,481,953
0.25%, 5/15/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,976,367
0.25%, 6/15/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,972,656
0.375%, 4/15/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,995,313
0.50%, 3/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,500,000	5,526,963
1.25%, 7/31/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,400,000	3,462,953
1.25%, 8/31/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,000,000	8,174,375
1.50%, 3/31/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,500,000	7,648,682
1.50%, 9/30/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,000,000	8,235,938
1.625%, 4/30/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,400,000	3,476,699
1.625%, 10/31/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,000,000	3,082,266
1.75%, 6/30/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,300,000	5,487,984
Ulani MSN 37894, 2.184%, 12/20/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,130,435	1,159,501
Total U.S. Government and Agency Securities (Cost $132,425,516)
		132,509,397

Mortgage-Backed Securities 72.6%

bFederal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 29.2%

FHLMC, 0.25%, (SOFR +/- MBS Margin), 12/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,933,741	1,938,714
FHLMC, 0.25%, (SOFR +/- MBS Margin), 1/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	5,011,891
FHLMC, 0.25%, (SOFR +/- MBS Margin), 1/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	5,011,901
FHLMC, 0.253%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30 . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,001,149
FHLMC, 0.273%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . .	339,444	338,623
FHLMC, 0.28%, (SOFR +/- MBS Margin), 5/25/28 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,999,875	5,015,894
FHLMC, 0.28%, (SOFR +/- MBS Margin), 4/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,500,000	2,508,473
FHLMC, 0.29%, (SOFR +/- MBS Margin), 1/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	5,020,681
FHLMC, 0.293%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . .	691,240	691,918
FHLMC, 0.303%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28 . . . . . . . . . . . . . . . . . . . . . . . . . .	729,852	730,332
FHLMC, 0.313%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . .	361,809	362,427
FHLMC, 0.323%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28 . . . . . . . . . . . . . . . . . . . . . . . . . .	630,652	632,537
FHLMC, 0.333%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24 . . . . . . . . . . . . . . . . . . . . . . . . .	492,301	493,379
FHLMC, 0.343%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30 . . . . . . . . . . . . . . . . . . . . . . . . .	3,999,159	4,013,332

8

Semiannual Report	franklintempleton.com

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S ( U N A U D I T E D )

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
b Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 0.343%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30 . . . . . . . . . . . . . . . . . . . . . . . . .	$ 3,500,000	$ 3,505,834
FHLMC, 0.373%, (1-Month USD LIBOR +/- MBS Margin), 8/25/27 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,395,698	2,402,164
FHLMC, 0.373%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28 . . . . . . . . . . . . . . . . . . . . . . . . . .	890,612	895,077
FHLMC, 0.383%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24 . . . . . . . . . . . . . . . . . . . . . . . . .	94,044	94,387
FHLMC, 0.383%, (1-Month USD LIBOR +/- MBS Margin), 7/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,366,925	4,379,040
FHLMC, 0.383%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,639,178	3,649,217
FHLMC, 0.383%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30 . . . . . . . . . . . . . . . . . . . . . . . . .	1,479,243	1,485,517
FHLMC, 0.384%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48 . . . . . . . . . . . . . . . . . . . . . . . . .	997,030	1,001,739
FHLMC, 0.403%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,889,540	2,902,489
FHLMC, 0.413%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	661,739	663,205
FHLMC, 0.413%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,771,271	1,779,323
FHLMC, 0.423%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	670,886	671,906
FHLMC, 0.423%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27 . . . . . . . . . . . . . . . . . . . . . . . . .	533,298	535,803
FHLMC, 0.433%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	494,213	494,799
FHLMC, 0.433%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	6,253,237	6,276,554
FHLMC, 0.443%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	711,833	712,518
FHLMC, 0.443%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,352,310	3,361,577
FHLMC, 0.443%, (1-Month USD LIBOR +/- MBS Margin), 6/25/27 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,792,803	1,805,227
FHLMC, 0.443%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,194,000	2,203,625
FHLMC, 0.453%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,692,125	2,695,858
FHLMC, 0.453%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27 . . . . . . . . . . . . . . . . . . . . . . . . . .	193,733	194,083
FHLMC, 0.453%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,446,617	1,452,079
FHLMC, 0.463%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22 . . . . . . . . . . . . . . . . . . . . . . . . . .	28,334	28,320
FHLMC, 0.463%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22 . . . . . . . . . . . . . . . . . . . . . . . . . .	63,877	63,807
FHLMC, 0.483%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . .	749,420	752,032
FHLMC, 0.484%, (1-Month USD LIBOR +/- MBS Margin), 12/15/39 . . . . . . . . . . . . . . . . . . . . . . . . .	874,663	876,406
FHLMC, 0.503%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26 . . . . . . . . . . . . . . . . . . . . . . . . .	520,198	521,239
FHLMC, 0.523%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,474,254	2,485,143
FHLMC, 0.523%, (1-Month USD LIBOR +/- MBS Margin), 5/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,871,472	1,884,440
FHLMC, 0.523%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,824,931	3,849,045
FHLMC, 0.534%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40 . . . . . . . . . . . . . . . . . . . . . . . . .	1,601,026	1,622,420
FHLMC, 0.553%, (1-Month USD LIBOR +/- MBS Margin), 5/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,945,408	1,957,624
FHLMC, 0.563%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,376,959	2,390,751
FHLMC, 0.573%, (1-Month USD LIBOR +/- MBS Margin), 2/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,528,235	3,544,912
FHLMC, 0.573%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,092,727	2,103,907
FHLMC, 0.583%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,103,396	1,109,970
FHLMC, 0.583%, (1-Month USD LIBOR +/- MBS Margin), 10/25/26 . . . . . . . . . . . . . . . . . . . . . . . . .	3,080,569	3,103,732
FHLMC, 0.593%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25 . . . . . . . . . . . . . . . . . . . . . . . . .	2,982,247	2,999,713
FHLMC, 0.593%, (1-Month USD LIBOR +/- MBS Margin), 12/25/29 . . . . . . . . . . . . . . . . . . . . . . . . .	4,976,747	5,044,323
FHLMC, 0.603%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,917,247	1,936,396
FHLMC, 0.603%, (1-Month USD LIBOR +/- MBS Margin), 8/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,588,837	1,601,486
FHLMC, 0.603%, (1-Month USD LIBOR +/- MBS Margin), 9/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,368,111	1,380,196
FHLMC, 0.613%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,601,630	3,629,288
FHLMC, 0.623%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28 . . . . . . . . . . . . . . . . . . . . . . . . .	3,973,630	4,017,303
FHLMC, 0.623%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,260,158	1,270,655
FHLMC, 0.643%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28 . . . . . . . . . . . . . . . . . . . . . . . . .	1,561,240	1,580,106
FHLMC, 0.783%, (1-Month USD LIBOR +/- MBS Margin), 2/25/27 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,574,333	1,591,190
FHLMC, 0.883%, (1-Month USD LIBOR +/- MBS Margin), 3/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,975,563	2,001,023
FHLMC, 1.722%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	135,012	141,177
FHLMC, 1.74%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . .	123,129	129,131
FHLMC, 1.771%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29 . . . . . . . . . . . . . . . . . . . . . . . .	23,652	23,691
FHLMC, 1.886%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	36,437	36,905
FHLMC, 1.887%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	2,580	2,577
FHLMC, 1.893%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	1,295	1,369
FHLMC, 1.895%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	65,123	68,630
FHLMC, 1.918%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	8,753	9,250
FHLMC, 1.922%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	11,167	11,318
franklintempleton.com	Semiannual Report

9

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S ( U N A U D I T E D )

Franklin Liberty Short Duration U.S. Government ETF (continued)

Mortgage-Backed Securities (continued)

b Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)

FHLMC, 1.956%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 1.97%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 1.975%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 1.983%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.005%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.011%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.024%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.027%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.035%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.059%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.067%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.069%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.086%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.092%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.093%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.098%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.115%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.125%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.126%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.137%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.139%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.147%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.151%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.172%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.178%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.181%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.195%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.205%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.208%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.216%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.231%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.26%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.28%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.295%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.314%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.315%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.337%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.338%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.34%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.343%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33 . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33 . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.347%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.35%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.355%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36 . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.36%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.364%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.37%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.37%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.373%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32 . . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . .

FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . .

Principal Amount	Value
$ 145,795	$153,884
45,859	48,544
34,080	34,252
32,600	34,640
65,051	68,709
2,586	2,615
47,674	49,461
14,333	15,204
20,012	21,157
8,394	8,895
246	244
5,812	5,896
2,393	2,485
478,751	506,899
5,873	6,098
2,380	2,385
38,258	40,757
220,218	230,517
204,691	216,862
1,438,031	1,523,908
36,165	38,291
14,319	14,456
523,850	556,314
244,658	259,473
6,523	6,929
24,008	24,392
347,346	368,331
6,393	6,786
103,925	105,026
2,492	2,576
12,265	12,516
115,784	124,397
6,881	6,880
33,660	36,205
10,423	11,183
310	310
7,476	7,805
1,334	1,337
312,719	333,946
4,576	4,814
90,797	97,360
14,132	15,059
84,135	89,672
1,380,701	1,475,514
1,733	1,748
112,917	120,356
12,098	12,974
649,283	692,380
106,676	107,478
10,592	11,340
73,556	73,860
22,938	23,883
1,037	1,040
16,171	16,425
13,217	14,031
45,271	48,350
30,793	32,889

10

Semiannual Report	franklintempleton.com

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S ( U N A U D I T E D )

Franklin Liberty Short Duration U.S. Government ETF (continued)

Principal Amount	Value

Mortgage-Backed Securities (continued)

bFederal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)

FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . .	$23,188	$24,784
FHLMC, 2.376%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	37,217	39,858
FHLMC, 2.383%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30 . . . . . . . . . . . . . . . . . . . . . . . .	31	31
FHLMC, 2.403%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	1,032,337	1,103,642
FHLMC, 2.424%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . .	11,182	11,933
FHLMC, 2.433%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29 . . . . . . . . . . . . . . . . . . . . . . . .	159,277	160,463
FHLMC, 2.455%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28 . . . . . . . . . . . . . . . . . . . . . . . .	527	528
FHLMC, 2.459%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37 . . . . . . . . . . . . . . . . . . . . . . . .	26,581	26,817
FHLMC, 2.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . .	32,667	33,731
FHLMC, 2.582%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35 . . . . . . . . . . . . . . . . . . . . . . .	212,006	227,720
FHLMC, 2.72%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	41,380	43,386
FHLMC, 2.854%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29 . . . . . . . . . . . . . . . . . . . . . . . .	4,749	4,799
FHLMC, 2.902%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29 . . . . . . . . . . . . . . . . . . . . . . .	4,812	4,883
FHLMC, 5.467%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24 . . . . . . . . . . . . . . . . . . . . . . . .	568	571

		139,115,631
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.0%

FHLMC, 0.75%, 5/25/44 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,337,963	2,306,013
FHLMC, 0.799%, 5/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,482,240	2,415,994
FHLMC, 0.826%, 2/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	942,921	910,698
FHLMC, 1.054%, 8/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,974,126	1,988,959
FHLMC, 2.00%, 7/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,466,534	12,853,406
FHLMC, 2.00%, 2/25/50 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,436,457	1,469,013
FHLMC, 2.745%, 1/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,500,000	1,603,238
FHLMC, 2.995%, 12/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,500,000	1,616,433
FHLMC, 3.062%, 12/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,500,000	1,603,370
FHLMC, 3.458%, 8/25/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,000,000	2,102,228
FHLMC, 3.49%, 1/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,000,000	2,121,395
FHLMC, 3.50%, 6/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	255,577	272,899
FHLMC, 3.50%, 3/15/43 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	304,802	309,085
FHLMC, 4.00%, 3/01/49 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,331,942	1,452,074

		33,024,805

bFederal National Mortgage Association (FNMA) Adjustable Rate 5.9%

FNMA, 0.436%, (1-Month USD LIBOR +/- MBS Margin), 10/25/58 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,927,023	1,952,741
FNMA, 0.486%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40 . . . . . . . . . . . . . . . . . . . . . . . . . . .	626,272	632,714
FNMA, 0.486%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,217,476	1,230,415
FNMA, 0.486%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,068,008	1,078,289
FNMA, 0.536%, (1-Month USD LIBOR +/- MBS Margin), 9/25/22 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,617,387	2,617,814
FNMA, 0.536%, (1-Month USD LIBOR +/- MBS Margin), 10/25/41 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,343,919	2,375,927
FNMA, 0.536%, (1-Month USD LIBOR +/- MBS Margin), 7/25/49 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,294,316	2,316,490
FNMA, 1.175%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	691	691
FNMA, 1.26%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,048	2,060
FNMA, 1.262%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	445	441
FNMA, 1.48%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,661	1,669
FNMA, 1.484%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,890	2,905
FNMA, 1.494%, (1 Year CMT +/- MBS Margin), 1/01/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,569	17,717
FNMA, 1.499%, (1 Year CMT +/- MBS Margin), 6/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	37,279	38,679
FNMA, 1.499%, (1 Year CMT +/- MBS Margin), 11/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,886	12,123
FNMA, 1.556%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,006	4,141
FNMA, 1.561%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,560	1,566
FNMA, 1.572%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	43,490	45,170
FNMA, 1.648%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	234,179	243,144
FNMA, 1.656%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,619	2,703
FNMA, 1.668%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	123,431	127,643
FNMA, 1.677%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,715	13,228
FNMA, 1.693%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	91,012	94,674
FNMA, 1.696%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . .	381	385
franklintempleton.com	Semiannual Report

11

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S ( U N A U D I T E D )

Franklin Liberty Short Duration U.S. Government ETF (continued)

Mortgage-Backed Securities (continued)

b Federal National Mortgage Association (FNMA) Adjustable Rate (continued)

FNMA, 1.706%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.713%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.737%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.742%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.746%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.748%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.75%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.758%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.759%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.765%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.766%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.768%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.773%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.805%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.815%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.817%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.82%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.82%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.828%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.829%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.841%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.864%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.892%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.899%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.90%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.918%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.923%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.925%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.925%, (1 Year CMT +/- MBS Margin), 10/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.931%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.934%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.94%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.941%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.943%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.945%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.955%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.961%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.964%, (1 Year CMT +/- MBS Margin), 1/01/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.971%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.973%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.982%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.988%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.99%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.993%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.996%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 1.999%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 2.00%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 2.00%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 2.001%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 2.002%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 2.007%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 2.009%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 2.01%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 2.013%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FNMA, 2.018%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32 . . . . . . . . . . . . . . . . . . . . . . . . .

Principal Amount	Value
$34,932	$36,147
5,122	5,341
7,566	7,866
17,257	18,130
2,753	2,870
329,220	343,302
3,401	3,429
2,714	2,822
7,861	8,182
5,951	6,261
11,091	11,563
5,420	5,445
122,120	128,119
7,611	7,682
1,653	1,717
5,092	5,116
10,298	10,736
375	379
45,831	48,047
5,415	5,592
45,229	45,820
117,727	122,654
17,740	18,491
3,224	3,371
25,257	26,568
38,686	39,036
377	379
11,960	12,056
2,075	2,080
19,523	20,599
117,012	122,304
16,842	17,735
18,343	19,175
5,661	5,705
167,435	176,274
23,756	24,102
227,784	240,458
80,563	85,155
18,565	19,375
257	257
28,195	29,807
17,143	17,169
410	418
55,901	56,775
7,634	7,667
144,200	145,444
7,766	8,194
242,368	255,958
3,569	3,570
2,140	2,157
293,014	309,531
872	878
12,910	13,630
23,132	24,540
6,063	6,183
60,140	62,964
1,553	1,555

12

Semiannual Report	franklintempleton.com

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S ( U N A U D I T E D )

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
b Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.02%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . . .	$27,554	$27,889
FNMA, 2.032%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	127,087	134,334
FNMA, 2.032%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	399,765	422,597
FNMA, 2.034%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	120,907	127,477
FNMA, 2.041%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29 . . . . . . . . . . . . . . . . . . . . . . . . .	777	778
FNMA, 2.043%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43,841	46,002
FNMA, 2.047%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	73,041	73,650
FNMA, 2.053%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	115,415	120,389
FNMA, 2.059%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,617,416	1,715,427
FNMA, 2.065%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39 . . . . . . . . . . . . . . . . . . . . . . . . .	21,195	22,388
FNMA, 2.068%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	39,224	40,886
FNMA, 2.068%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,626	27,960
FNMA, 2.069%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,034,544	1,093,921
FNMA, 2.076%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,761	5,033
FNMA, 2.079%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,944	21,995
FNMA, 2.083%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . .	57,920	61,434
FNMA, 2.089%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	78,574	79,421
FNMA, 2.091%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	16,347	17,259
FNMA, 2.099%, (1 Year CMT +/- MBS Margin), 10/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	279,254	293,552
FNMA, 2.102%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	5,210	5,498
FNMA, 2.105%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	14,186	14,982
FNMA, 2.113%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,575,900	1,666,340
FNMA, 2.116%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	157,317	166,463
FNMA, 2.116%, (12-Month USD LIBOR +/- MBS Margin), 4/01/44 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,812,632	1,918,794
FNMA, 2.123%, (11th District COF +/- MBS Margin), 8/01/29 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,027	16,039
FNMA, 2.123%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	51,277	52,379
FNMA, 2.124%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	4,197	4,369
FNMA, 2.125%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	53,308	55,780
FNMA, 2.127%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	9,896	9,954
FNMA, 2.132%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	144,385	147,874
FNMA, 2.14%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	75,210	79,698
FNMA, 2.142%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42 . . . . . . . . . . . . . . . . . . . . . . . . . .	823,421	872,271
FNMA, 2.163%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	16,253	17,247
FNMA, 2.171%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33 . . . . . . . . . . . . . . . . . . . . . . . .	92,679	94,302
FNMA, 2.177%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	66,604	70,173
FNMA, 2.178%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40 . . . . . . . . . . . . . . . . . . . . . . . . .	39,046	40,694
FNMA, 2.182%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40 . . . . . . . . . . . . . . . . . . . . . . . . .	403,167	427,449
FNMA, 2.195%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32 . . . . . . . . . . . . . . . . . . . . . . . . .	6,336	6,346
FNMA, 2.195%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	25,352	26,947
FNMA, 2.202%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	5,024	5,057
FNMA, 2.203%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41 . . . . . . . . . . . . . . . . . . . . . . . . . .	158,291	167,812
FNMA, 2.213%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	83,250	88,369
FNMA, 2.216%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	18,289	18,361
FNMA, 2.23%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,965	15,015
FNMA, 2.239%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37 . . . . . . . . . . . . . . . . . . . . . . . .	25,255	27,122
FNMA, 2.25%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	20,003	20,091
FNMA, 2.257%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40 . . . . . . . . . . . . . . . . . . . . . . . .	55,692	59,517
FNMA, 2.264%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	22,519	22,552
FNMA, 2.272%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39 . . . . . . . . . . . . . . . . . . . . . . . . .	986	985
FNMA, 2.28%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32 . . . . . . . . . . . . . . . . . . . . . . . . . .	735	736
FNMA, 2.288%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	10,205	10,231
FNMA, 2.29%, (1 Year CMT +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,400	31,144
FNMA, 2.291%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	17,028	17,165
FNMA, 2.294%, (1 Year CMT +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	41,808	44,284
FNMA, 2.296%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38 . . . . . . . . . . . . . . . . . . . . . . . . .	5,411	5,476
FNMA, 2.30%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39 . . . . . . . . . . . . . . . . . . . . . . . . . .	45,012	48,118
FNMA, 2.305%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40 . . . . . . . . . . . . . . . . . . . . . . . .	841,987	899,655
franklintempleton.com	Semiannual Report

13

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S ( U N A U D I T E D )

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

Mortgage-Backed Securities (continued)
b Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.307%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .		$32,567	$32,605
FNMA, 2.31%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .		10,720	10,734
FNMA, 2.31%,	(12-Month USD LIBOR +/- MBS Margin), 1/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,082	28,635
FNMA, 2.312%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25 . . . . . . . . . . . . . . . . . . . . . . . . .		2,449	2,454
FNMA, 2.316%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34 . . . . . . . . . . . . . . . . . . . . . . . .		57,470	61,431
FNMA, 2.318%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .		1,441	1,447
FNMA, 2.318%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .		25,968	27,597
FNMA, 2.321%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40 . . . . . . . . . . . . . . . . . . . . . . . .		249,982	267,215
FNMA, 2.322%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28 . . . . . . . . . . . . . . . . . . . . . . . . .		591	595
FNMA, 2.324%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . .		47,517	50,814
FNMA, 2.325%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .		42,109	44,871
FNMA, 2.328%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38 . . . . . . . . . . . . . . . . . . . . . . . . .		151,059	151,876
FNMA, 2.329%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39 . . . . . . . . . . . . . . . . . . . . . . . . .		3,942	3,992
FNMA, 2.331%, (1 Year CMT +/- MBS Margin), 10/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		42,722	45,269
FNMA, 2.336%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .		4,385	4,409
FNMA, 2.336%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .		26,727	26,529
FNMA, 2.338%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .		81,188	82,594
FNMA, 2.348%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .		30,332	32,461
FNMA, 2.349%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .		17,951	18,014
FNMA, 2.357%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .		107,591	114,809
FNMA, 2.368%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32 . . . . . . . . . . . . . . . . . . . . . . . . .		14,961	15,362
FNMA, 2.403%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34 . . . . . . . . . . . . . . . . . . . . . . . .		13,092	13,977
FNMA, 2.41%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .		1,959	2,086
FNMA, 2.415%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .		25,932	27,586
FNMA, 2.589%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28 . . . . . . . . . . . . . . . . . . . . . . . . .		1,356	1,362
FNMA, 2.592%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28 . . . . . . . . . . . . . . . . . . . . . . . . .		1,138	1,140
FNMA, 2.605%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .		9,569	10,156
FNMA, 2.733%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .		18,809	20,134
FNMA, 2.813%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30 . . . . . . . . . . . . . . . . . . . . . . . .		2,701	2,704
FNMA, 3.506%, (11th District COF +/- MBS Margin), 10/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		217	220
FNMA, 4.09%, (11th District COF +/- MBS Margin), 8/01/28 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		16,193	16,581
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .		51,569	52,033

			28,099,482
Federal National Mortgage Association (FNMA) Fixed Rate 26.8%

FNMA, 0.785%, 7/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5,310,467	5,187,035
FNMA, 1.75%, 1/25/43 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1,375,125	1,404,735
FNMA, 2.00%, 7/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		12,473,390	12,860,475
FNMA, 2.00%, 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		3,230,482	3,330,733
c FNMA, 2.00%, 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		21,400,000	22,041,164
FNMA, 2.50%, 1/01/51 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		26,051,622	26,901,134
FNMA, 2.50%, 4/01/51 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		12,487,092	12,890,062
FNMA, 2.50%, 7/01/51 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		6,196,888	6,396,867
FNMA, 2.50%, 9/01/51 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		12,272,110	12,668,142
c FNMA, 2.50%, 10/01/51 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		9,300,000	9,589,535
FNMA, 3.00%, 10/25/45 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1,995,183	2,067,538
FNMA, 3.00%, 7/01/50 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		9,785,737	10,250,813
FNMA, 3.50%, 9/01/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		37,971	40,534
FNMA, 3.50%, 10/01/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		341,576	364,741
FNMA, 3.50%, 3/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		292,446	312,136
FNMA, 3.50%, 8/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		61,728	65,940
FNMA, 3.50%, 8/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		26,495	28,289
FNMA, 3.50%, 10/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		2,688	2,871
FNMA, 3.50%, 10/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		1,634	1,746
FNMA, 3.50%, 10/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		8,140	8,695
FNMA, 3.50%, 1/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		392,530	419,232
FNMA, 3.50%, 1/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		13,981	14,929
FNMA, 3.50%, 1/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		6,059	6,499

14

Semiannual Report	franklintempleton.com

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S ( U N A U D I T E D )

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount		Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 3.50%, 4/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 89,250		$95,765
FNMA, 3.50%, 7/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	402,566		429,402
FNMA, 3.50%, 5/01/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	106,052		113,220

			127,492,232
b Government National Mortgage Association (GNMA) Adjustable Rate 1.2%

GNMA, 0.387%, (1-Month USD LIBOR +/- MBS Margin), 4/20/37 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,823,994		1,827,402
GNMA, 0.417%, (1-Month USD LIBOR +/- MBS Margin), 6/20/41 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,408,930		2,430,916
GNMA, 0.685%, (1-Month USD LIBOR +/- MBS Margin), 1/16/40 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,318,304		1,335,216

			5,593,534
Government National Mortgage Association (GNMA) Fixed Rate 2.5%

GNMA, 2.50%, 9/20/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,087,741		1,108,938
c GNMA, 2.50%, 10/01/51 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,300,000		6,504,012
GNMA, 3.00%, 8/20/51 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,222,861		4,427,315

			12,040,265
Total Mortgage-Backed Securities (Cost $345,842,657)
		345,365,949
Total Investments before Short Term Investments (Cost $478,268,173) . .
			477,875,346
	Shares

Short Term Investments (Cost $35,603,520) 7.5%

Money Market Funds 7.5%
d,e Institutional Fiduciary Trust Money Market Portfolio, 0.01% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,603,520		35,603,520
Total Investments (Cost $513,871,693) 107.9%
		513,478,866
Other Assets, less Liabilities (7.9)% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .			(37,454,665)
Net Assets 100.0%
		$476,024,201

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mort- gages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

cSecurity purchased on a to-be-announced (TBA) basis. See Note 1(b).

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

						Value/Unrealized
		Number of	Notional		Expiration	Appreciation
Description	Type	Contracts	Value*		Date	(Depreciation)

Interest Rate Contracts
U.S. Treasury 5 Yr. Note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	118	$14,483,578		12/31/21	$ (79,988)
U.S. Treasury 10 Yr. Note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	245	32,244,297		12/21/21	318,649
U.S. Treasury 10 Yr. Ultra . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	53	7,698,250		12/21/21	113,181
U.S. Treasury Long Bond . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	104	16,558,750		12/21/21	343,630
U.S. Treasury Ultra Bond . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	8	1,528,500		12/21/21	44,426

Total Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	. . . . . . . . . . . .	. . . . . . . . . . . . .	. .	. . . . . . . . . .	$739,898

*As of period end.

See Note 8 regarding other derivative information.

See abbreviations on page 25.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report

15

F R A N K LI N E T F T R U S T

F I N A N C I A L S T A T E M E N T S

Statement of Assets and Liabilities

September 30, 2021 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$478,268,173
Cost – Non-controlled affiliates (Note 3c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,603,520

Value – Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$477,875,346
Value – Non-controlled affiliates (Note 3c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,603,520
Receivables:
Investment securities sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	275,849
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	556,959
Deposits with broker for:
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	817,376

Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	515,129,050
Liabilities:

Payables:
Investment securities purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	38,515,202
Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	89,236
Distributions to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	358,655
Variation margin on futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45,172
Accrued expenses and other liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	96,584

Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	39,104,849

Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$476,024,201
Net assets consist of:

Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$486,905,115
Total distributable earnings (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(10,880,914)

Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$476,024,201

Shares outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,026,000

Net asset value per share . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$94.71

16

Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

F R A N K LI N E T F T R U S T

F I N A N C I A L S T A T E M E N T S

Statement of Operations

for the six months ended September 30, 2021 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

Investment income:

Dividends:
Non-controlled affiliates (Note 3c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$973
Interest:
Unaffiliated issuers:
Inflation principal adjustments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,778
Paydown gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(885,681)
Paid in casha . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,478,631
Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,607,701
Expenses:

Management fees (Note 3a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	697,415
Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,747
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32,764
Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,993
Trustees fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,702
Pricing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	551
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,255

Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	817,427

Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(7,311)
Expenses waived/paid by affiliates (Note 3c and 3d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(236,248)

Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	573,868

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,033,833
Realized and unrealized gains (losses):

Net realized gain (loss) from:
Investments:
Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	388,379
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,510,790)

Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,122,411)
Net change in unrealized appreciation (depreciation) on:

Investments:
Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(523,200)
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	88,225

Net change in unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(434,975)

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,557,386)

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(523,553)

aIncludes amortization of premium and accretion.

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Statements of Changes in Net Assets

Franklin Liberty Short Duration U.S. Government ETF

	Six Months Ended
	September 30, 2021	Year Ended
	(unaudited)	March 31, 2021

Increase (decrease) in net assets:
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,033,833	$3,628,516
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,122,411)	2,155,618
Net change in unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(434,975)	(540,470)

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . .	(523,553)	5,243,664

Distributions to shareholders (Note 1f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,175,298)	(5,978,409)

Capital share transactions (Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42,896,398	249,166,328

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	40,197,547	248,431,583
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	435,826,654	187,395,071

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$476,024,201	$435,826,654

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F R A N K LI N E T F T R U S T

F R A N K L I N L I B E R T Y S H O R T D U R AT I O N U . S . G O V E R N M E N T E T F

Notes to Financial Statements

1.Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end manage- ment investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty Short Duration U.S. Govern- ment ETF (Fund) is included in this report. The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

Subsequent to May 31, 2017, the Fund’s fiscal year end changed to March 31.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the mea- surement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securi- ties and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing ser- vices use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to deter- mine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of finan- cial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are dis- counted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncer- tainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or

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Franklin Liberty Short Duration U.S. Government ETF (continued)

1.Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts pri- marily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as varia- tion margin payable or receivable in the Statement of Assets and Liabilities.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying invest- ment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 8 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) secu- rities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sus- tained upon examination by the tax authorities based on its technical merits. As of September 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Real- ized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Perma- nent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in sub- sequent periods.

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Franklin Liberty Short Duration U.S. Government ETF (continued)

1.Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation princi- pal adjustments in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain gen- eral indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund ‘s shares will be based on the price in the secondary mar- ket which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the period ended September 30, 2021 and year ended March 31, 2021, all Creations Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Cre- ation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	September 30, 2021		March 31, 2021

	Shares	Amount	Shares	Amount

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	650,000	$ 61,878,509	3,900,000	$ 373,194,517
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(200,000)	(18,982,111)	(1,300,000)	(124,028,189)

Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	450,000	$ 42,896,398	2,600,000	$ 249,166,328

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Franklin Liberty Short Duration U.S. Government ETF (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)	Principal underwriter

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2021, the Fund held investments in affiliated management investment companies as follows:

Number of
				Net Change		Shares
Value at				in Unrealized	Value at	Held at
Beginning			Realized	Appreciation	End of	End	Dividend
of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.01% . . . . . . . . . . . . . . . . . . . . . $6,687,494	$89,736,484	$(60,820,458)	$ —	$ —	$35,603,520	35,603,520	$973

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2022. Total expenses waived or paid are not subject to recap- ture subsequent to the Fund’s fiscal year end.

e. Other Affiliated Transactions

At September 30, 2021, Franklin Resources Inc. owned 0.04% of the Fund’s outstanding shares.

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Franklin Liberty Short Duration U.S. Government ETF (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2021, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,223,368
Long term . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,810,925

Total capital loss carryforwards . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$8,034,293

At September 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$515,148,036
Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$852,434
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,780,988)

Net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(928,554)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2021, aggregated $280,994,510 and $230,131,950, respectively.

7. Novel Coronavirus Pandemic

The global outbreak of a novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the market in general, and may continue for an unpredictable duration. The effects of this pan- demic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

8. Other Derivative Information

At September 30, 2021, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts . . . . . . . . . . . . . .	Variation margin	$819,886a	Variation margin	$79,988a

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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Franklin Liberty Short Duration U.S. Government ETF (continued)

8. Other Derivative Information (continued)

For the period ended September 30, 2021, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss)	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	for the Period	Operations Locations	for the Period

	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
Interest rate contracts . . . . . . .	Investments	$ (127,223)a	Investments	$(48,002)a
	Futures contracts	(1,510,790)	Futures contracts	88,225

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended September 30, 2021, the average month end notional amount of options and futures contracts repre- sented 60,286 shares/units and $68,360,638, respectively.

See Note 1(c) regarding derivative financial instruments.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observ- able inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•Level 1 – quoted prices in active markets for identical financial instruments

•Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2021, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities . . . . . . . . . . . . . . . . . . . . . .	$—	$132,509,397	$ —	$132,509,397
Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	345,365,949	—	345,365,949
Short Term Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,603,520	—	—	35,603,520

Total Investments in Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$35,603,520	$477,875,346	$ —	$513,478,866
Other Financial Instruments:

Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$819,886	$—	$ —	$819,886
Liabilities:

Other Financial Instruments:
Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$79,988	$—	$ —	$79,988

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N O T E S T O F I N A N C I A L S T A T E M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

10. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

CMT Constant Maturity Treasury Index

COF Cost of Funds

FRN Floating Rate Note

LIBOR London InterBank Offered Rate

MBS Mortgage-Backed Security

SOFR Secured Overnight Financing Rate

USD United States Dollar

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F R A N K LI N E T F T R U S T

Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN ETF TRUST

Franklin Liberty Short Duration U.S.

Government ETF

(Fund)

At a meeting held on May 26, 2021 (Meeting), the Board of Trustees (Board) of the Franklin ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Inde- pendent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agree- ment, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees, including a number of special meetings during the pandemic to enhance Board oversight of Fund-related matters during this period. The Board also reviewed and considered information pro- vided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees con- ferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from the Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to:

(i)the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;

(iii)the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all informa- tion furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropri- ate; the structure of investment personnel compensation; oversight of third-party service providers; investment perfor- mance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk con- trols; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans, including the effectiveness of those plans during the pandemic, and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity in the current work-from-home environ- ment and liquidity risk management.

The Board also reviewed and considered the benefits pro- vided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s com- mitment to enhancing services and controlling costs, as reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent acquisi- tion of the Legg Mason companies. The Board also noted FT’s attention focused on expanding the distribution opportu- nities for all funds in the FT family of funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services pro- vided by the Manager and its affiliates to the Fund and its shareholders.

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Fund Performance

The Board reviewed and considered the performance results of the Fund for various time periods ended February 28, 2021. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the regis- tered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports pro- vided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the perfor- mance of the Fund to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Fund in periods of volatility. In addition, the Board acknowledged information provided regarding the Manager’s strategy behind the overall product line up, the sources of asset growth, the nature of the Manager’s research, potential use of innovative data and technology, and investments in mar- keting and distribution. Finally, the Board noted the Manager’s high level of client engagement and the strength of its compliance program. A summary of the Fund’s perfor- mance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional short US government funds and exchange-traded funds. The Fund commenced opera- tions on November 4, 2013, and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the three-year period was below the median of its Performance Universe, but for the one- and five-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various compo- nents, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, with- out the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates gen- erally increase as assets decline and decrease as assets grow, the Board believed the independent analysis con- ducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Manage- ment Rate includes administrative charges. The Board received a description of the methodology used by Broad- ridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, eight ultra-short obligation funds, five short investment-grade debt funds, and one short-intermediate investment-grade debt fund. The Board noted that the Management Rate for the Fund was only one basis point above the median of its Expense Group, and that its actual total expense ratio was below the median of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in con- nection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2020, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further noted management’s representation that the profitability analysis excluded the impact of the recent acqui- sition of the Legg Mason companies and that management expects to incorporate the legacy Legg Mason companies into the profitability analysis beginning next year. The Board also noted that PricewaterhouseCoopers LLP, auditor

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F R A N K LI N E T F T R U S T

S H A R E H O LD E R I N F O R M A T I O N

to FRI and certain FT funds, has been engaged to periodi- cally review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profit- ability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this eval- uation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up- front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to imple- ment systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and sys- tems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee struc- ture reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund commenced operations on November 4, 2013 and that, as of December 31, 2020, the Fund’s net assets were approximately $541 million. The Board recognized that there would not likely be any economies of scale until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all fac- tors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an addi- tional one-year period.

Liquidity Risk Management Program – Funds no HLIM

Franklin Liberty Short Duration U.S. Government ETF

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and man- age each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not pri- marily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Invest- ment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, includ- ing reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Adminis- trator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Invest- ment Operations, Valuation Committee, Product Management and Global Product Strategy.

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In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projec- tions; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without signifi- cantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash signifi- cantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Pro- gram Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining invest- ors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Vot- ing Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Com- mission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling

(800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s web- site at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report

Franklin Liberty Short Duration U.S. Government ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Distributors, LLC	Transfer Agent
	(800) DIAL BEN®/342-5236	BNY Mellon
	franklintempleton.com	(855) 231-1706
111 Sanders Creek Parkway
East Syracuse, NY 13057
© 2021 Franklin Templeton Investments. All rights reserved.	FTSD S 11/21
Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts is Rohit Baghat and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.          N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Vivek Pai
, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November 29, 2021

By S\Vivek Pai ________________________

Vivek Pai
     Chief Financial Officer
and Chief Accounting Officer
Date November 29, 2021